UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549


                       Form 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  [ ] ;  Amendment Number:
This Amendment (Check only one.):  [ ]   is a restatement.
                                   [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Seamans Capital Management, LLC
Address:	950 Winter Street, Suite 1400
                Waltham, MA 02451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Richard F. Seamans
Title:	Managing Director
Phone:	781-890-5225

Signature, Place, and Date of Signing:

/s/ Richard F. Seamans      Waltham, MA          April 20, 2011
----------------------    ---------------       -----------------
     [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 			0 (zero)

Form 13F Information Table Entry Total: 		28

Form 13F Information Table Value Total: 	 	240,095
					(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                            FORM 13F INFORMATION TABLE

   COLUMN 1                        COLUMN 2       COLUMN 3     COLUMN 4               COLUMN 5     COLUMN 6   COLUMN 7   COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          VOTING
                                   TITLE OF        CUSIP        VALUE            SHRS OR    SH/  INVESTMENT    OTHER    AUTHORITY
NAME OF ISSUER                      CLASS                      (x$1000)          PRN AMT    PRN  DISCRETION   MANAGERS    SOLE
--------------                  ---------------  ----------   ----------      ----------    ---  ----------   --------  ---------
Central Fd CDA LTD             Class A            153501101      106,285       4,751,210     SH     Sole        No      4,751,210
Currencyshares CDN DLR TR      CDN Dollar SHS     23129X105          132           1,285     SH     Sole        No          1,285
Proshares TR                   Shrt 20+ YT TRE    74347X849       16,676         376,265     SH     Sole        No        376,265
Proshares TR II                Ultrashort Yen     74347W858       10,362         636,850     SH     Sole        No        636,850
Proshares TR II                Ultrashort Yen     74347W902          850           8,000     SH     Sole        No          8,000
Sprott Physical Gold Trust     Unit               85207H104        5,172         409,150     SH     Sole        No        409,150
Sprott Physical Silver Trust   TR Unit            85207K107          246          14,000     SH     Sole        No         14,000
Agrium Inc                     Com                008916108        2,971          32,200     SH     Sole        No         32,200
Baytex Energy Corp             Com                07317Q105        6,828         116,765     SH     Sole        No        116,765
Chevron Corp New               Com                166764100        5,837          54,300     SH     Sole        No         54,300
ConoccoPhillips                Com                20825C104        4,251          53,225     SH     Sole        No         53,225
Swedish Expt Cr Corp           Rog Agri ETN22     870297603       13,572       1,197,900     SH     Sole        No      1,197,900
Enerplus Corp                  Com                292766102          415          13,112     SH     Sole        No         13,112
Extorre Gold Mines LTD         Com                30227B109        2,704         455,900     SH     Sole        No        455,900
Barclays Bank PLC              ETN DJUBS GRNS37   06739H305        2,785          51,000     SH     Sole        No         51,000
Barclays Bank PLC              ETN DJUBSSLVSTK37  06739H743        1,225          37,340     SH     Sole        No         37,340
Barclays Bank PLC              ETN DJUBSSLVSTK37  06739H903           72             435     SH     Sole        No            435
Mosaic                         Com                61945A107          827          10,500     SH     Sole        No         10,500
Novagold Res Inc               Com New            66987E206        6,006         461,970     SH     Sole        No        461,970
Paramont Gold and Silver Corp  Com                69924P102          244          62,500     SH     Sole        No         62,500
Penn West Pete LTD New         Com                707887105        3,297         118,745     SH     Sole        No        118,745
Powershs DB Multi Sect Comm    DB Agricult FD     73936B408        5,870         171,500     SH     Sole        No        171,500
Royal Dutch Shell PLC          Spons ADR A        780259206          940          12,900     SH     Sole        No         12,900
Silver Wheaton Corp            Com                828336107       25,473         587,470     SH     Sole        No        587,470
Silvercorp Metals Inc          Com                82835P103        5,180         355,550     SH     Sole        No        355,550
Suncor Energy Inc New          Com                867224107        8,027         179,020     SH     Sole        No        179,020
Terra Nitrogen Co L P          Com Unit           881005201        3,638          31,120     SH     Sole        No         31,120
Proshares TR                   PSHS Ultra O&G     74347R909          212             500     SH     Sole        No            500